Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation recognized in costs and expenses

Share-based compensation recognized in costs and expenses for the years ended December 31, 2019, 2020 and 2021 are as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	5,173	2,613	3,052
Sales and marketing expenses	1,402	1,764	1,704
General and administrative expenses	4,041	3,648	3,244
Technology and product development expenses	1,243	1,358	1,582
Total	11,859	9,383	9,582

Summary of share option activities

18.  Share-based Compensation (Continued)

A summary of the Company’s share option activities for the years ended December 31, 2019, 2020 and 2021 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2019	34,251,734	0.47	6.4	—
Granted	15,794,018	0.48
Forfeited and expired	(7,128,379)	0.49
Exercised	(174,373)	0.43		—
Outstanding as of December 31, 2019	42,743,000	0.47	6.4	—
Granted	11,330,103	0.19
Forfeited and expired	(1,847,750)	0.48
Exercised	—	—		—
Outstanding as of December 31, 2020	52,225,353	0.41	6.2	—
Granted	1,730,000	0.21
Forfeited and expired	(3,616,991)	0.43
Exercised	—	—		—
Outstanding as of December 31, 2021	50,338,362	0.40	5.5	—
Exercisable as of December 31, 2021	33,820,775	0.45	4.2	—
Vested and expected to vest as of December 31, 2021	42,963,310	0.42	5.0	—

Share options valuation assumption	The key assumptions used in determining the fair value of options granted during the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Years Ended December 31,
	2019	2020	2021
Expected volatility rate	55.92%-77.98%	58.59%-74.15%	65.34%-68.45%
Expected dividend yield	—	—	—
Expected term (years)	1.00-6.16	0.50-6.16	6.16
Risk-free interest rate (per annum)	2.33%-3.12%	1.14%-2.37%	1.32%-1.72%